Other Real Estate - Valuation Allowance for Other Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year	$ 0	$ 0	$ 31
Additions charged to expense	16	54	0
Direct write-downs upon sale	(16)	(54)	(31)
Balance at end of year	$ 0	$ 0	$ 0